SHARE CAPITAL AND EARNINGS PER SHARE - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding (in shares)	319,072,751	318,191,697
Effect of dilutive stock options (in shares)	645,501	0
Weighted average number of common shares outstanding for diluted earnings per share calculation (in shares)	319,718,252	318,191,697